Stock Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Options Outstanding
Beginning Balance	9,562
Stock option grants	3,855
Stock options exercised	(1,805)
Stock options canceled	(3,551)
Ending Balance	8,060	9,562
Weighted- Average Exercise Price
Stock option grants	$ 3.16
Stock options exercised	1.43
Stock options canceled	9.56
Ending Balance	$ 3.52	$ 5.62
Aggregate Intrinsic Value
Beginning Balance	$ 16,694
Ending Balance	$ 14,012	$ 16,694